Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges (credit)	Charges
		to	to
	Beginning	Costs and	other		End of
	of year	Expenses	accounts	Deductions	Year

Allowance for doubtful accounts (1):
Year ended December 31, 2015	$116	$(65)	$-	$(1)	$50
Year ended December 31, 2016	50	34	-	-	84
Year ended December 31, 2017	84	97	(78)	-	103

Allowance for net deferred tax assets:
Year ended December 31, 2015	$19,275	$-	$-	$2,868	$22,143
Year ended December 31, 2016	22,143	-	-	(874)	21,269
Year ended December 31, 2017	21,269	-	-	(5,368)	15,901

(1) Write-off net of recoveries for the allowance for doubtful accounts.